Schedule III - Supplementary Insurance Information	12 Months Ended
Dec. 31, 2012
Supplementary Insurance Information [Abstract]
Schedule III - Supplementary Insurance Information
ING U.S., Inc.
Schedule III

Supplementary Insurance Information
As of December 31, 2012 and 2011
(In millions)

Segment	DAC and VOBA	Future Policy Benefits and Contract Owner Account Balances	Unearned Premiums(1)
2012
Retirement Solutions:
Retirement	$712.4	$27,924.0	$—
Annuities	260.7	23,100.8	—
Insurance Solutions:
Individual Life	2,127.6	17,807.5	—
Employee Benefits	99.2	2,031.6	(0.5)
Investment Management	2.2	—	—
Corporate	0.9	104.1	—
Closed Blocks:
Variable Annuity	453.1	5,243.1	—
Institutional Spread Products	0.2	3,664.4	—
Other	—	6,180.2	(0.2)
Total	$3,656.3	$86,055.7	$(0.7)

2011
Retirement Solutions:
Retirement	$987.4	$26,370.9	$—
Annuities	606.6	25,260.3	—
Insurance Solutions:
Individual Life	2,067.9	17,246.6	0.1
Employee Benefits	94.8	2,002.8	1.4
Investment Management	1.8	—	—
Corporate	7.3	128.4	—
Closed Blocks:
Variable Annuity	586.4	5,382.4	—
Institutional Spread Products	0.1	5,422.6	—
Other	—	6,544.4	0.1
Total	$4,352.3	$88,358.4	$1.6
(1) Represents unearned premiums associated with short-duration products of the Company's accidental and health business.
ING U.S., Inc.
Schedule III

Supplementary Insurance Information
Years Ended December 31, 2012, 2011 and 2010
(In millions)

Segment	Net Investment Income (1)(2)	Premiums and Fee Income (1)(2)	Interest Credited and Other Benefits to Contract Owners	Amortization of DAC and VOBA	Other Operating Expenses(1)(2)	Premiums Written (Excluding Life)
2012
Retirement Solutions:
Retirement	$1,764.2	$719.9	$842.2	$160.1	$1,058.1	$—
Annuities	1,365.7	71.4	861.0	269.0	124.6	—
Insurance Solutions:
Individual Life	936.1	1,870.5	2,063.3	211.3	433.1	—
Employee Benefits	127.3	1,140.6	892.1	13.5	236.2	589.5
Investment Management	(89.0)	493.6	—	3.0	465.6	—
Corporate	275.0	(163.0)	(6.5)	6.5	317.4	—
Closed Blocks:
Variable Annuity	52.7	1,235.9	113.6	58.3	450.3	—
Institutional Spread Products	233.3	2.4	67.4	0.6	11.5	—
Other	32.6	5.2	28.5	—	58.2	—
Total	$4,697.9	$5,376.5	$4,861.6	$722.3	$3,155.0	$589.5
2011
Retirement Solutions:
Retirement	$1,733.7	$721.7	$826.2	$149.5	$1,095.6	$—
Annuities	1,494.6	63.9	978.0	(159.4)	126.7	—
Insurance Solutions:
Individual Life	1,009.5	1,810.0	1,872.5	328.6	332.9	0.1
Employee Benefits	143.7	1,125.2	917.7	15.9	229.3	575.2
Investment Management	(123.9)	529.3	—	4.1	463.8	—
Corporate	222.8	(169.5)	78.4	(7.5)	234.8	—
Closed Blocks:
Variable Annuity	85.8	1,280.7	890.2	55.2	413.8	—
Institutional Spread Products	372.4	2.4	89.0	0.6	11.3	—
Other	30.2	9.9	90.0	—	122.6	—
Total	$4,968.8	$5,373.6	$5,742.0	$387.0	$3,030.8	$575.3
2010
Retirement Solutions:
Retirement	$1,672.5	$714.4	$797.9	$50.9	$1,131.4	$—
Annuities	1,528.6	91.4	1,091.9	182.2	131.0	—
Insurance Solutions:
Individual Life	1,038.3	1,622.3	1,742.7	237.4	325.0	0.1
Employee Benefits	143.2	1,152.5	943.5	19.4	232.9	537.5
Investment Management	(92.4)	491.9	—	4.1	460.6	—
Corporate	192.0	(162.2)	(1.7)	—	139.0	—
Closed Blocks:
Variable Annuity	51.9	1,285.7	240.2	252.7	398.6	—
Institutional Spread Products	434.1	2.6	152.8	0.6	13.8	—
Other	18.8	25.4	60.0	(0.7)	201.2	—
Total	$4,987.0	$5,224.0	$5,027.3	$746.6	$3,033.5	$537.6
(1) Includes the elimination of certain intersegment revenues and expenses that have been recorded on an arm's length basis, primarily consisting of asset-based management and administration fees, which have been charged by Investment Management and eliminated in the Corporate segment.
(2) Includes the elimination of intercompany transactions between the Company and its consolidated investment entities, primarily the elimination of the Company's management fees expensed by the funds, recorded as operating revenues before the Company's consolidation of its consolidated investment entities and eliminated in the Investment Management segment.